TAX STATUS (Details) - The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]	12 Months Ended
Dec. 31, 2025
TAX STATUS [Abstract]
Tax determination opinion letter received from IRS	true
Tax determination letter received from IRS date	Jun. 30, 2020
Tax-exempt qualified status	Qualified Plan [Member]